Organization and Business Description (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Business Description [Abstract]
Schedule of Consolidated Financial Statements Reflected the Financial Information of the Following Entities

As of December 31, 2025, the Company’s major operating entities were comprised of the following:

Name	Date of Incorporation	Place of Incorporation	Percentage of effective ownership	Principal activities
Ableview Brands Limited (“Ableview Brands”)	February 25, 2021	Hong Kong	100%	Importing and selling cosmetics and other beauty products
Ableview Management Limited (“Ableview Management”)	May 25, 2021	Hong Kong	100%	Importing and selling cosmetics and other beauty products
Able View Enterprise Limited (“Able View”)	November 18, 2015	Hong Kong	100%	Importing and selling cosmetics and other beauty products
Shanghai Weitong Trading Co., Ltd. (“Weitong”)	May 28, 2015	PRC	100%	Importing and selling cosmetics and other beauty products and provision of operation services
Shanghai Jingnan Medicial Appliances Co., Ltd. (“Shanghai Jingnan”)	November 16, 2022	PRC	100%	Importing and selling cosmetics and other beauty products
Healthy Great Pte. Ltd. (“Ableview Singapore”)	December 7, 2022	Singapore	100%	Importing and selling cosmetics and other beauty products
Shanghai Jinglu Trading Co., Ltd. (“Shanghai Jinglu”)	November 24, 2020	PRC	100%	Importing and selling cosmetics and other beauty products and provision of operation services
Beijing Jingyuan Trading Co., Ltd. (“Beijing Jingyuan”)	October 14, 2020	PRC	100%	Importing and selling cosmetics and other beauty products
Wuhan Jingtong Trading Co., Ltd. (“Wuhan Jingtong”)	May 16, 2025	PRC	100%	Importing and selling cosmetics and other beauty products